Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Weighted number of outstanding shares	187,825,592	182,721,369	187,370,399	182,721,369
Weighted number of outstanding shares (diluted and undiluted)	187,825,592	182,721,369	187,370,399	182,721,369
Net profit attributable to ordinary shareholders	€ 71,651	€ 49,394	€ 64,497	€ 40,207
Basic	€ 0.38	€ 0.27	€ 0.34	€ 0.22
Diluted	€ 0.38	€ 0.27	€ 0.34	€ 0.22